Bonds Payable - Summary of Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 47,850,324	$ 1,557,121	$ 52,267,337
Noncurrent portion	42,851,353	1,394,447	42,364,627
Less: current portion of bonds payable	4,998,971	162,674	9,902,710
Cost [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	48,244,760	1,569,956	52,692,581
Cost [member] | Repayable at maturity in January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	2,000,000	65,083	2,000,000
Cost [member] | Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	4,300,000	139,928	4,300,000
Cost [member] | Repayable at maturity in April 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	6,500,000	211,520	6,500,000
Cost [member] | Repayable at maturity in April 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,500,000	113,895	3,500,000
Cost [member] | Repayable at maturity in April 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	10,000,000	325,415	10,000,000
Cost [member] | Repayable at maturity in October 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,102,400	100,957	3,102,400
Cost [member] | Repayable at maturity in August 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	3,000,000	97,624	3,000,000
Cost [member] | Repayable at maturity in August 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	5,000,000	162,707	5,000,000
Cost [member] | Repayable at maturity in August 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	2,000,000	65,083	2,000,000
Cost [member] | Repayable at Maturity in March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	8,842,360	287,744	3,385,381
Cost [member] | Redeemed in September 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	0	0	6,204,800
Cost [member] | Redeemed in January 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	0	0	3,700,000
Discounts on bonds payable [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 394,436	$ 12,835	$ 425,244